                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers Limited
Address:          P.O. Box 475 Barclays Court
                  LesEchelons, St. Peter Port
                  Guernsey, GYI 6 BA

13F File Number:  28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Director
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom        May 20, 2004
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $936,434
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-7436              Genesis Asset Managers International Limited

              28-6418              Genesis Asset Managers Limited

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
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE   SHARES/    SH/  PUT/   INVSTMT  OTHER    -------------------------
       NAME OF ISSUER             CLASS     CUSIP       X($1000)  PRN AMT    PRN  CALL  DISCRETN MANAGERS  SOLE     SHARED   NONE
AFP Provida Spons                  ADR    US00709P1084   13,888    487,300    SH          Sole       1      244,200    0     243,100
America Movil                      Ord    US02364W1053  151,009  3,907,091    SH          Sole       1    2,477,741    0   1,429,350
Ashanti Goldfields GDR             GDR    US0437432026   90,495  7,442,049    SH          Sole       1    6,015,768    0   1,426,281
Check Point Software Tech Ltd      Ord    IL0010824113   52,991  2,329,259    SH          Sole       1    1,414,259    0     915,000
Distribucion y Servicios D&S ADR   ADR    US2547531069   16,624    949,960    SH          Sole       1      617,860    0     332,100
Embotelladora Andina Rep A         ADR    US29081P2048   10,973    984,155    SH          Sole       1      646,805    0     337,350
Embotelladora Andina Rep B         ADS    US29081P3038   34,294  3,134,700    SH          Sole       1    1,930,300    0   1,204,400
Femsa                              ADS    US3444191064  119,935  2,434,244    SH          Sole       1    1,482,304    0     951,940
Grupo Aeroportuario Sureste        ADR    US40051E2028    6,610    317,054    SH          Sole       1      317,054    0           0
Kookmin Bank Spons                 ADR    US50049M1099    4,762    117,700    SH          Sole       1            0    0     117,700
KT Corporation                     ADR    US48268K1016   24,871  1,306,250    SH          Sole       1      861,050    0     445,200
LanChile                           ADR    US5017231003      425     23,500    SH          Sole       1       23,500    0           0
Lihir Gold Ltd                     ADR    US5323492067      376     21,000    SH          Sole       1       21,000    0           0
Matav                              ADS    US5597761098   38,026  1,662,714    SH          Sole       1    1,310,614    0     352,100
Minera Buenaventura                ADS    US2044481040   46,304  1,602,202    SH          Sole       1      982,746    0     619,456
Mobile Telesystems                 ADR    US6074091090  100,192    761,915    SH          Sole       1      594,615    0     167,300
Orbotech Ltd                       Com    IL0010823388   26,778  1,113,423    SH          Sole       1      617,652    0     495,771
Quilmes Industrial (New Preferred) ADR    US74838Y2072   32,489  1,782,149    SH          Sole       1      971,169    0     810,980
SK Telecom Co Ltd                  ADR    US78440P1084   16,424    771,100    SH          Sole       1      473,000    0     298,100
Taiwan Semiconductor Co Ltd        ADR    US8740391003   11,227  1,075,351    SH          Sole       1      450,787    0     624,564
Telefonos de Mexico (L)            ADS    US8794037809   81,332  2,329,761    SH          Sole       1    1,451,361    0     878,400
Vale Rio Doce Spons                ADR    US2044121000   47,735  1,018,900    SH          Sole       1      675,214    0     343,686
Wimm-Bill-Dann Foods               ADR    US97263M1099    8,670    445,740    SH          Sole       1      445,740    0           0
                                          Total         936,434